                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Lawrence A. Oberman          Northbrook, IL       5/14/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 42
                                        --------------------

Form 13F Information Table Value Total: 195,345
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8

                                                                                                          VOTING AUTHORITY
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -----------------------
      NAME OF ISSUER               CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------- ------------ --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
ACCELRYS INC                       COM       00430U103   20,369 2,086,967 SH         SOLE              2,086,967    0     0
ACCELRYS INC                       COM       00430U103      764    78,242 SH         OTHER                78,242    0     0
ANGIODYNAMICS INC                  COM       03475V101    4,517   395,179 SH         SOLE                395,179    0     0
ANGIODYNAMICS INC                  COM       03475V101      186    16,285 SH         OTHER                16,285    0     0
BALCHEM CORP                       COM       057665200    6,820   155,206 SH         SOLE                155,206    0     0
BALCHEM CORP                       COM       057665200      214     4,865 SH         OTHER                 4,865    0     0
BERKSHIRE HATHAWAY INC DEL      CL B NEW     084670702    5,801    55,675 SH         SOLE                 55,675    0     0
BERKSHIRE HATHAWAY INC DEL      CL B NEW     084670702      209     2,005 SH         OTHER                 2,005    0     0
CALLIDUS SOFTWARE INC              COM       13123E500    7,429 1,625,710 SH         SOLE              1,625,710    0     0
CALLIDUS SOFTWARE INC              COM       13123E500      224    49,075 SH         OTHER                49,075    0     0
CARDIONET INC                      COM       14159L103    5,799 2,386,425 SH         SOLE              2,386,425    0     0
CARDIONET INC                      COM       14159L103      235    96,850 SH         OTHER                96,850    0     0
DTS INC                            COM       23335C101   12,687   762,888 SH         SOLE                762,888    0     0
DTS INC                            COM       23335C101      437    26,289 SH         OTHER                26,289    0     0
DIGITALGLOBE INC                 COM NEW     25389M877   15,093   522,077 SH         SOLE                522,077    0     0
DIGITALGLOBE INC                 COM NEW     25389M877      527    18,220 SH         OTHER                18,220    0     0
FLOTEK INDS INC DEL                COM       343389102    4,802   293,704 SH         SOLE                293,704    0     0
FLOTEK INDS INC DEL                COM       343389102      162     9,905 SH         OTHER                 9,905    0     0
KMG CHEMICALS INC                  COM       482564101   11,043   568,081 SH         SOLE                568,081    0     0
KMG CHEMICALS INC                  COM       482564101      295    15,181 SH         OTHER                15,181    0     0
LIQUIDITY SERVICES INC             COM       53635B107    3,913   131,275 SH         SOLE                131,275    0     0
LIQUIDITY SERVICES INC             COM       53635B107      121     4,075 SH         OTHER                 4,075    0     0
MERCURY SYS INC                    COM       589378108   11,887 1,612,905 SH         SOLE              1,612,905    0     0
MERCURY SYS INC                    COM       589378108      418    56,682 SH         OTHER                56,682    0     0
MONOTYPE IMAGING HOLDINGS INC      COM       61022P100    9,086   382,567 SH         SOLE                382,567    0     0
MONOTYPE IMAGING HOLDINGS INC      COM       61022P100      331    13,950 SH         OTHER                13,950    0     0
NVE CORP                         COM NEW     629445206   20,367   360,991 SH         SOLE                360,991    0     0
NVE CORP                         COM NEW     629445206      686    12,150 SH         OTHER                12,150    0     0
ODYSSEY MARINE EXPLORATION I       COM       676118102      879   269,700 SH         SOLE                269,700    0     0
ODYSSEY MARINE EXPLORATION I       COM       676118102       22     6,800 SH         OTHER                 6,800    0     0
PURECYCLE CORP                   COM NEW     746228303   10,504 2,000,834 SH         SOLE              2,000,834    0     0
PURECYCLE CORP                   COM NEW     746228303      334    63,691 SH         OTHER                63,691    0     0
RENTRAK CORP                       COM       760174102    6,221   283,011 SH         SOLE                283,011    0     0
RENTRAK CORP                       COM       760174102      186     8,451 SH         OTHER                 8,451    0     0
REPLIGEN CORP                      COM       759916109    1,646   238,138 SH         SOLE                238,138    0     0
REPLIGEN CORP                      COM       759916109       60     8,693 SH         OTHER                 8,693    0     0
SURMODICS INC                      COM       868873100    8,142   298,796 SH         SOLE                298,796    0     0
SURMODICS INC                      COM       868873100      273    10,029 SH         OTHER                10,029    0     0
TESSERA TECHNOLOGIES INC           COM       88164L100   17,101   912,032 SH         SOLE                912,032    0     0
TESSERA TECHNOLOGIES INC           COM       88164L100      583    31,075 SH         OTHER                31,075    0     0
WEBSENSE INC                       COM       947684106    4,802   320,115 SH         SOLE                320,115    0     0
WEBSENSE INC                       COM       947684106      170    11,300 SH         OTHER                11,300    0     0